Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (42,448,779)	$ (39,991,402)	$ (33,838,950)
Cash receipts from grant income and government incentives		3,762,716	3,655,807	3,302,200
Cash receipts from license revenue		0	0	87,816
Other income		199,249	82,319	86,990
Interest received		3,695,594	917,997	224,656
Income Tax paid		0	0	(34)
Payment for interest expenses		(30,009)	(20,541)	(92,430)
Net cash outflows used in operating activities		(34,821,229)	(35,355,820)	(30,229,752)
Cash flows related to investing activities
Payments for plant and equipment		(29,215)	(82,735)	(22,914)
Payment for intangible		(903,154)	0	0
Acquisition of investments		(20,086,308)	0	0
Net cash outflows used in investing activities		(21,018,677)	(82,735)	(22,914)
Cash flows related to financing activities*
Proceeds from issue of shares	[1]	100,235,538	80,082,752	52,975,330
Share issue transaction costs	[1]	(4,883,467)	(3,848,741)	(2,427,155)
Principal elements of lease payments	[1]	(226,494)	(211,974)	(222,536)
Advance payment from shareholders for Entitlement Offer	[1]	54,493	0	0
Net cash inflows provided by (used in) financing activities	[1]	95,180,070	76,022,037	50,325,639
Net increase/(decrease) in cash and cash equivalents		39,340,164	40,583,481	20,072,973
Effect of exchange rate on cash and cash equivalents		(967,733)	2,839,106	(671,035)
Cash and cash equivalents at the beginning of the year		123,417,716	79,995,129	60,593,191
Cash and cash equivalents at the end of the year		$ 161,790,147	$ 123,417,716	$ 79,995,129

[1]	Non-cash financing activities relate mainly to the following: Fair value movement of convertible notes disclosed in Note 16 to the financial statements. Exercise of vested performance rights for no cash consideration disclosed in Note 21 to the financial statements.